Note 3 - Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2026
Dry Bulk-Related Business [Member]
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
For the period from January 1, 2025 to May 6, 2025
REVENUES:
Voyage revenue	$239,719
Voyage revenue – related parties	87,683
Total voyage revenue	327,402
EXPENSES:
Voyage expenses	(107,383)
Charter-in hire expenses	(166,506)
Voyage expenses-related parties	(3,765)
Vessels’ operating expenses	(27,165)
General and administrative expenses	(8,950)
Management and agency fees-related parties	(10,760)
Amortization of dry-docking and special survey costs	(2,337)
Depreciation	(14,044)
Loss on sale of vessels, net	(4,669)
Loss on vessel held for sale	(1,579)
Vessel impairment loss	(179)
Foreign exchange gains	219
Operating loss	(19,716)
OTHER INCOME / (EXPENSES):
Interest income	239
Interest and finance costs	(7,313)
Other, net	(47)
Loss on derivative instruments, net	(710)
Total other expenses, net	(7,831)
Net loss from discontinued operations	$(27,547)